Employee Stock Plans (Tables)	12 Months Ended
Dec. 31, 2010
Fair Values for the Awards Below are Based on the Fair Value at the Respective Transaction Dates, as the Awards are Classified as Liability Awards

The fair values for the awards below are based on the fair value at the respective transaction dates, as the awards are classified as liability awards.

	2010		2009		2008
	Shares (in millions)	Fair Value (per share)	Shares (in millions)	Fair Value (per share)	Shares (in millions)	Fair Value (per share)

Balance, at beginning of year	5.6	$7	0.1	$7	1.5	$7
Granted	0.2	17	7.2	9	0.2	18
Vested(1)	(1.9)	18	(1.6)	11	(0.3)	10
Forfeited/expired	(0.2)	11	(0.1)	7	(1.3)	—

Balance, at end of year	3.7	11	5.6	7	0.1	7

Issued in calendar year(1)	0.8	11	0.1	7	0.1	15

(1)	Shares that vest at December 31 of each year are issued to the employees in the first quarter of the following year, although the requisite service period is complete. Accordingly, the 0.8 million shares issued in 2010 include shares vested at December 31, 2009, after adjusting for shares withheld to meet employee tax requirements. The shares withheld for employee tax requirements were valued at $6.9 million, $0.6 million and $1.6 million, for 2010, 2009 and 2008, respectively.

Stock Option Grants

The following table summarizes the stock option grants during the year:

Date	Shares (in millions)	Weighted Average Option Price	Weighted Average Grant Date Fair Value	Unrecognized Compensation Expense (in millions)
2/4/2010	.1	$11.39	$4.81	$.1
5/14/2009	.9	8.19	3.21	2.9
2/5/2009	.5	5.08	1.73	—

	1.5	7.32	2.80	$3.0

Status of Host Inc's Stock Option Plans

The following table is a summary of the status of Host Inc.’s stock option plans that have been approved by Host Inc.’s stockholders. Host Inc. does not have stock option plans that have not been approved by its stockholders.

	2010		2009		2008
	Shares (in millions)	Weighted Average Exercise Price	Shares (in millions)	Weighted Average Exercise Price	Shares (in millions)	Weighted Average Exercise Price
Balance, at beginning of year	1.5	$7	.2	$8	.4	$7
Granted	.1	11	1.4	7	—	—
Exercised	(.2)	5	(.1)	8	(.2)	7
Forfeited/expired	—	—	—	—	—	—

Balance, at end of year	1.4	8	1.5	7	.2	8

Options exercisable at year-end	.9	7	.5	5	.2	8

Stock Options by Range of Exercise Prices

The following table summarized the information about stock options at December 31, 2010.

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares (in millions)	Weighted Average Remaining Life	Weighted Average Exercise Price	Shares (in millions)	Weighted Average Exercise Price
$4 – 6.3		8	$5.08	.3	$5.08
7 – 9	1.0	8	8.01	.5	7.99
10-12.1		9	11.02	.1	10.88

Total	1.4	8	7.50	.9	7.14